Consolidated Statement of Changes in Equity - AUD ($)	Total	Issued Capital	Foreign Currency Translation Reserve	Share-Based Payments Reserve	Accumulated Losses
Equity at beginning of period at Jun. 30, 2019	$ 16,499,064	$ 144,944,233	$ 6,254,267	$ 7,365,270	$ (142,064,706)
(Loss) for the period	(7,118,288)				(7,118,288)
Exchange differences on translation of foreign operations	530,915		530,915
Total comprehensive income	(6,587,373)		530,915.00		(7,118,288)
Recognition of share-based payments	55,355			55,355
Recycled on disposal of subsidiaries	(496,811)		(496,811)
Transfer of expired options and warrants				(295,212)	295,212
Issue of ordinary shares as result of share options being exercised	3,260,000	3,260,000
Share issue costs	(48,228)	(48,228)
Equity at end of period at Jun. 30, 2020	12,682,007	148,156,005	6,288,371	7,125,413	(148,887,782)
(Loss) for the period	(8,697,037)				(8,697,037)
Exchange differences on translation of foreign operations	(1,169,171)		(1,169,171)
Total comprehensive income	(9,866,208)		(1,169,171)		(8,697,037)
Recognition of share-based payments	1,308,349			1,308,349
Transfer of expired options and warrants				(3,544,318)	3,544,318
Issue of ordinary shares as result of share options being exercised	21,229,874	21,229,874
Issue of ordinary shares as result of warrants being exercised	22,606,257	22,606,257
Issue of ordinary shares to employees	60,750	60,750
Share issue costs	(423,492)	(1,862,739)		1,439,247
Equity at end of period at Jun. 30, 2021	47,597,537	190,190,147	5,119,200	6,328,691	(154,040,501)
(Loss) for the period	(21,759,358)				(21,759,358)
Exchange differences on translation of foreign operations	1,067,134		1,067,134
Total comprehensive income	(20,692,224)		1,067,134		(21,759,358)
Recognition of share-based payments	2,829,689			2,829,689
Transfer of expired options and warrants				(2,493,356)	2,493,356
Issue of ordinary shares as result of share options being exercised	27,200	27,200
Issue of ordinary shares as result of warrants being exercised	480,000	480,000
Transfer from share-based payments reserve		327,760		(327,760)
Issue of ordinary shares as result of US IPO	32,383,263	32,383,263
Share issue costs	(5,712,611)	(5,712,611)
Equity at end of period at Jun. 30, 2022	$ 56,912,854	$ 217,695,759	$ 6,186,334	$ 6,337,264	$ (173,306,503)